Orange Grove Promissory Notes	12 Months Ended
Dec. 31, 2020
Orange Grove Promissory Notes
Orange Grove Promissory Notes

Note 13 — Orange Grove Promissory Notes

During 2018, Orange Grove issued a promissory note of approximately $515 to the former holder of the 80% membership interest in Orange Grove, with an interest rate of 8.00%, as part of the consideration for the redemption of such membership interest (See Note 1 — Description of Business). As of December 31, 2018, the promissory note balance was $418. The balance was paid in full during the year ended December 31, 2019. Interest expense for the years ended December 31, 2019 and 2018 was $19 and $11, respectively.